Schedule of other current assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment	$ 58,610	$ 79,727	$ 72,603
Deposit	48,832	66,425	66,688
Other current assets			17,500
Total other current assets	$ 107,442	$ 146,152	$ 156,791